United States Securities and Exchange Commission

Form 13F


"Report for the Calendar Year or Quarter Ended: December 31, 2012"
Check here if Amendment [    ]

Institutional Investment Manager Filing This Report:

"Name:  	Foster & Motley, Inc."
"Address:  	7755 Montgomery Road, Suite 100"
"          	Cincinnati, OH  45236"


Form 13F File Number:  028-10084

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all " "information contained herein is true, correct and complete, " "and that it is understood that all required items, statements, " "lists, and tables, are considered integral parts of this form."

Person Signing this Report on Behalf of Reporting Manager:

Name:  Lawrence J. Bernhard
Title:  CCO
Phone:  513-561-6640

"Signature, Place, and Date of Signing:"

"Electronic signature of Lawrence Bernhard, Cincinnati, OH, January 18, 2013"


Report Type:
[X] 13F Holdings Report

Form 13F Summary Page


Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 	133
Form 13F Information Table Value Total:  323,299 (thousands)

List of Other Included Managers:  None

                                                             Form 13F Information Table

                                       Title of                  Value           Investment    Other    Voting Auth
           Name of Issuer               Class       Cusip     (x$1000)  Shares   Discretion   Managers      Sole
Apple Computer Inc                   com         037833100        6,542   12,293    sole                       12,293
Amerisource Bergen                   com         03073E105          703   16,270    sole                       16,270
Abbott Laboratories                  com         002824100        8,948  136,605    sole                      136,605
ACE Limited                          com         H0023R105        5,177   64,878    sole                       64,878
Accenture Ltd Cl A                   com         G1151C101        4,302   64,695    sole                       64,695
Auto Data Processing                 com         053015103          830   14,571    sole                       14,571
American Electric Power Co., Inc     com         025537101        1,515   35,490    sole                       35,490
Amgen Incorporated                   com         031162100          504    5,850    sole                        5,850
Aon Corporation                      com         G0408V102          405    7,280    sole                        7,280
American Realty Capital Trust REIT   com         02917L101        8,862  767,924    sole                      767,924
American Express Company             com         025816109        2,697   46,919    sole                       46,919
Baxter International Inc             com         071813109        1,534   23,013    sole                       23,013
BB&T Corporation                     com         054937107        1,196   41,072    sole                       41,072
BCE, Inc.                            com new     05534B760          632   14,717    sole                       14,717
Becton Dickinson & Co                com         075887109        4,553   58,232    sole                       58,232
BlackRock, Inc                       com         09247X101          267    1,290    sole                        1,290
The Bank Of Nova Scotia              com         064149107          940   16,243    sole                       16,243
CA Technologies                      com         12673P105        1,442   65,595    sole                       65,595
ConAgra Foods, Inc.                  com         205887102        4,092  138,695    sole                      138,695
Chubb Corp                           com         171232101        4,428   58,795    sole                       58,795
Cerner Corp                          com         156782104          803   10,357    sole                       10,357
CF Industries Holdings, Inc.         com         125269100        4,506   22,180    sole                       22,180
Cincinnati Financial Cp              com         172062101          205    5,245    sole                        5,245
iShares Barclays Intermediate Credi  iShares     464288638        6,896   61,967    sole                       61,967
Colgate-Palmolive Co                 com         194162103          778    7,439    sole                        7,439
CMS Energy Corp                      com         125896100        4,556  186,885    sole                      186,885
CenterPoint Energy, Inc.             com         15189T107          213   11,068    sole                       11,068
ConocoPhillips                       com         20825C104        2,263   39,020    sole                       39,020
Cisco Systems Inc                    com         17275R102        4,540  231,027    sole                      231,027
iShares Barclays 1-3 Yr Credit Bond  iShares     464288646          341    3,229    sole                        3,229
CSX Corp.                            com         126408103          250   12,677    sole                       12,677
C V S Caremark Corp.                 com         126650100          369    7,630    sole                        7,630
Chevron Corp                         com         166764100        9,196   85,039    sole                       85,039
Deere & Co                           com         244199105          296    3,420    sole                        3,420
WisdomTree Emerg Mkts Eq Inc ETF     ETF         97717W315        8,639  151,050    sole                      151,050
Disney Walt Hldg Co                  com         254687106        2,773   55,686    sole                       55,686
Darden Restaurants, Inc.             com         237194105          240    5,335    sole                        5,335
DTF Tax free Income Inc.             com         23334J107          670   39,840    sole                       39,840
M S Emerging Mkts Domestic Debt      com         617477104        5,065  300,766    sole                      300,766
Equifax Inc                          com         294429105          315    5,820    sole                        5,820
EastGroup Properties Inc.            com         277276101        1,280   23,793    sole                       23,793
Eaton Corporation plc                com         G29183103        1,546   28,534    sole                       28,534
Family Dollar Stores Inc             com         307000109          237    3,740    sole                        3,740
Franklin Street Properties Corp.     com         35471R106          135   10,959    sole                       10,959
General Dynamics Corp                com         369550108          856   12,358    sole                       12,358
Market Vectors Gold Miners           Gold ETF    57060U100          558   12,022    sole                       12,022
General Electric                     com         369604103        2,010   95,748    sole                       95,748
General Mills Inc                    com         370334104        2,650   65,572    sole                       65,572
SPDR Gold Shares                     Gold        78463V107        1,871   11,551    sole                       11,551
Genuine Parts Co                     com         372460105        1,147   18,035    sole                       18,035
Hasbro Inc                           com         418056107        2,742   76,369    sole                       76,369
Western Asset High Income Oppty Fd   com         95766K109          160   24,910    sole                       24,910
Highwood Properties Inc              com         431284108          855   25,565    sole                       25,565
Home Properties Inc                  com         437306103          963   15,704    sole                       15,704
Honeywell International              com         438516106          931   14,668    sole                       14,668
Hospitality Properties Trust         com         44106M102          551   23,510    sole                       23,510
Block H & R Incorporated             com         093671105        3,250  175,024    sole                      175,024
Market Vectors High-Yield Muni ETF   ETF         57060U878          695   21,163    sole                       21,163
iShares iBoxx $ High Yield Corporat  iShares     464288513        1,539   16,486    sole                       16,486
iShares COMEX Gold Trust             iShares     464285105        4,465  274,247    sole                      274,247
Intl Business Machines               com         459200101        8,670   45,263    sole                       45,263
CBRE Clarion Global Real Estate Inc  com         12504G100        1,162  131,175    sole                      131,175
Market Vectors Intermediate Muni ET  ETF         57060U845          913   38,625    sole                       38,625
Illinois Tool Works                  com         452308109          506    8,315    sole                        8,315
Johnson & Johnson                    com         478160104        3,109   44,346    sole                       44,346
SPDR Barclays Cap. High Yield Bond   com         78464A417          444   10,915    sole                       10,915
J P Morgan Chase & Co.               com         46625H100          232    5,268    sole                        5,268
Kimberly-Clark Corp                  com         494368103        4,652   55,101    sole                       55,101
Coca Cola Company                    com         191216100          358    9,887    sole                        9,887
Kroger Company                       com         501044101        4,984  191,533    sole                      191,533
Legg Mason Inc                       com         524901105          475   18,484    sole                       18,484
iShares iBoxx Inv Grade Corp Bond    iShares     464287242        1,045    8,640    sole                        8,640
iShares Barclays MBS Bond            iShares     464288588        2,271   21,029    sole                       21,029
McDonald's Corp.                     com         580135101        6,513   73,838    sole                       73,838
McKesson HBOC Inc                    com         58155Q103        3,064   31,596    sole                       31,596
Medtronic Inc                        com         585055106          545   13,287    sole                       13,287
McGraw-Hill Companies Inc.           com         580645109          264    4,820    sole                        4,820
3M Company                           com         88579Y101        5,823   62,719    sole                       62,719
Merck & Co Inc                       com         58933Y105          336    8,196    sole                        8,196
M S Emerging Mkt Debt                com         61744H105          146   12,200    sole                       12,200
Microsoft Corp                       com         594918104        5,504  206,061    sole                      206,061
PIMCO Intermediate Muni Bond Strgy   com         72201R866          810   14,905    sole                       14,905
Newmont Mining Corp                  com         651639106        4,065   87,523    sole                       87,523
Northrop Grumman Corp                com         666807102        3,271   48,400    sole                       48,400
Norfolk Southern Corp                com         655844108          593    9,593    sole                        9,593
Omnicom Group Inc                    com         681919106        1,663   33,279    sole                       33,279
Oracle Corporation                   com         68389X105        6,304  189,190    sole                      189,190
Occidental Pete Corp                 com         674599105        1,381   18,024    sole                       18,024
PepsiCo Incorporated                 com         713448108        1,722   25,158    sole                       25,158
Pfizer Incorporated                  com         717081103        5,173  206,263    sole                      206,263
Procter & Gamble                     com         742718109        4,462   65,731    sole                       65,731
Philip Morris International Inc      com         718172109        3,913   46,789    sole                       46,789
PPG Industries Inc                   com         693506107        5,311   39,237    sole                       39,237
Phillips 66                          com         718546104        3,947   74,333    sole                       74,333
Ross Stores, Inc                     com         778296103          770   14,228    sole                       14,228
Cohen & Steers Quality Income Realt  com         19247L106          206   20,289    sole                       20,289
SPDR Dow Jones REIT                  ETF         78464A607          441    6,045    sole                        6,045
Western Asset Intermediate Muni Fd   com         958435109          236   22,295    sole                       22,295
Sabine Royalty Trust                 com         785688102        2,200   55,300    sole                       55,300
Schlumberger LTD                     com         806857108          249    3,600    sole                        3,600
PIMCO Short Term Municipal Bond ETF  com         72201R874          261    5,185    sole                        5,185
Scripps Networks Interactive, Inc.   com         811065101          475    8,195    sole                        8,195
Simon Ppty Group New                 com         828806109        1,158    7,327    sole                        7,327
Suncor Energy Inc                    com         867224107        2,416   73,245    sole                       73,245
A T & T Inc.                         com         00206R102        3,441  102,078    sole                      102,078
Molson Coors Brewing Clb             com         60871R209        1,036   24,205    sole                       24,205
Toronto-Dominion Bank                com new     891160509        7,459   88,451    sole                       88,451
Teleflex, Inc.                       com         879369106          429    6,010    sole                        6,010
Target Corporation                   com         87612E106          692   11,695    sole                       11,695
iShares Barclays TIPS Bond           iShares     464287176        1,211    9,975    sole                        9,975
T J X Cos Inc                        com         872540109        3,305   77,860    sole                       77,860
Thermo Fisher Scientific  Inc.       com         883556102        2,898   45,430    sole                       45,430
Total S.A. ADS                       ADR         89151E109        1,191   22,907    sole                       22,907
Travelers Companies Inc              com         89417E109          923   12,853    sole                       12,853
TCW Strategic Income Fund, Inc.      com         872340104          621  115,830    sole                      115,830
UGI Corporation New                  com         902681105        6,790  207,567    sole                      207,567
UnitedHealth Group Inc.              com         91324P102          672   12,391    sole                       12,391
Union Pacific                        com         907818108        3,827   30,439    sole                       30,439
US Bancorp                           com new     902973304        6,017  188,376    sole                      188,376
United Technologies Corp             com         913017109        6,509   79,363    sole                       79,363
Valspar Corporation                  com         920355104          253    4,050    sole                        4,050
Vanguard Small Cap Value ETF         ETF         922908611          911   12,540    sole                       12,540
V F Corporation                      com         918204108          624    4,132    sole                        4,132
Vanguard Interm-Tm Govt Bd Inx ETF   com         92206C706        2,057   31,442    sole                       31,442
Vanguard Reit Index ETF              ETF         922908553          335    5,095    sole                        5,095
Verizon Communications               com         92343V104        5,340  123,409    sole                      123,409
Walgreen Company                     com         931422109          400   10,815    sole                       10,815
Wisconsin Egy Cp Hldg Co             com         976657106          306    8,295    sole                        8,295
Wells Fargo & Company                com         949746101        4,227  123,666    sole                      123,666
Wal-Mart Stores Inc                  com         931142103        8,781  128,697    sole                      128,697
Washington REIT                      com         939653101          468   17,906    sole                       17,906
Western Union Company                com         959802109          639   46,974    sole                       46,974
Exxon Mobil Corporation              com         30231G102        8,970  103,640    sole                      103,640